Prepayments, Deposits and Other Receivables	12 Months Ended
Dec. 31, 2024
Prepayments, Deposits and Other Receivables [Abstract]
Prepayments, deposits and other receivables

9. Prepayments, deposits and other receivables

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Non–current:
Prepayments for intangible assets
– to a related party (note (a))	1,423,354	5,517,306	1,234,435
– to a third party (note (b))	1,071,032	1,406,508	314,690
	2,494,386	6,923,814	1,549,125
Deposits	202,012	277,843	62,165
Subtotal	2,696,398	7,201,657	1,611,290

Current:
Prepayments (note (c))	1,492,195	–	–
Other receivables	30,915	30,915	6,917
Subtotal	1,523,110	30,915	6,917

Total prepayments, deposits and other receivables (note (d))	4,219,508	7,232,572	1,618,207

Notes:

(a)	As of December 31, 2024, the Group has prepaid MYR 5,517,306 (USD 1,234,435) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 22). As of December 31, 2023, the Group has prepaid MYR 1,423,354 for certain purchase contracts of IT software such as Internet of Things (IoT) management platform, video management platform and data visualization platform to a related party.
(b)	As of December 31, 2024, the Group has prepaid MYR 1,406,508 (USD 314,690) (2023: MYR 1,071,032) for certain purchase contracts of IT software such as E-commerce website design, system integration platform and Enterprise Resource Planning (ERP) system to a third party.

(c)	As of December 31, 2023, included in prepayments mainly represented IPO related professional fee amounted to approximately MYR 1,492,195 where relevant services not yet rendered as of respective period end. The amount was recognized as deferred offering costs and general and administrative expenses respectively during the year ended December 31, 2024.

(d)	Save as prepayments for intangible assets and deposits for property leases and office equipment, all prepayments and other receivables are expected to be recovered/consumed within one year.